Expense Example - Federated Hermes MDT Market Neutral ETF - Federated Hermes MDT Market Neutral ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 230
Expense Example, with Redemption, 3 Years	$ 709